Derivative financial instruments - Hedged items in cash flow hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Cash flow hedges [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		£ (696)	£ 375
Balance in cash flow hedge reserve for continuing hedges		(223)	(44)
Balance in foreign currency reserve for continuing hedges		0	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		(1,072)	(827)
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		0	0
Hedging gains or losses recognised in other comprehensive income		(706)	334
Hedge ineffectiveness recognised in the income statement	[1]	43	(5)
Cash flow hedges [member] | Debt securities [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		(29)
Balance in cash flow hedge reserve for continuing hedges		(26)
Balance in foreign currency reserve for continuing hedges		0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		0
Hedging gains or losses recognised in other comprehensive income		(25)
Hedge ineffectiveness recognised in the income statement	[1]	2
Hedges of net investment [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		288	744
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		1,087	1,646
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		256	327
Hedging gains or losses recognised in other comprehensive income		288	744
Hedge ineffectiveness recognised in the income statement	[1]	0	(1)
Hedges of net investment [member] | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		215	719
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		1,087	1,648
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		0	0
Hedging gains or losses recognised in other comprehensive income		215	719
Hedge ineffectiveness recognised in the income statement	[1]	0	0
Hedges of net investment [member] | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		70	0
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		(1)	1
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		16	86
Hedging gains or losses recognised in other comprehensive income		70	0
Hedge ineffectiveness recognised in the income statement	[1]	0	0
Hedges of net investment [member] | Other foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness		3	25
Balance in cash flow hedge reserve for continuing hedges		0	0
Balance in foreign currency reserve for continuing hedges		1	(3)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied		0	0
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied		240	241
Hedging gains or losses recognised in other comprehensive income		3	25
Hedge ineffectiveness recognised in the income statement	[1]	£ 0	£ (1)

[1]	Hedge ineffectiveness is recognised in net interest income.